Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

E. Goodwill and Other Intangible Assets

The following table details the changes in the carrying amount of goodwill under the Bauxite and Alumina segmentation:

	Note	Bauxite	Alumina	Corporate*	Total
Balance at December 31, 2013:
Goodwill		$2	$7	$158	$167
Accumulated impairment losses		—

		2	7	158	167
Divestitures	F	—	(3)	—	(3)
Translation		1	1	(6)	(4)

Balance at December 31, 2014:
Goodwill		3	5	152	160
Accumulated impairment losses		—	—	—	—

		3	5	152	160
Translation		(1)	(1)	(6)	(8)

Balance at December 31, 2015:
Goodwill		2	4	146	152
Accumulated impairment losses		—	—	—	—

		$2	$4	$146	$152

*	The $146 of goodwill reflected in corporate is allocated to the Bauxite ($49) and Alumina ($97) segments for purposes of impairment testing (see Note A). This goodwill is reflected in Corporate for segment reporting purposes because it is not included in management’s assessment of performance by segments.

In 2013, Alcoa Corporation recognized an impairment of goodwill in the amount of $1,731 ($1,719 after noncontrolling interest) related to the annual impairment review of the historical Primary Metals reporting unit (see Goodwill and Other Intangible Assets policy in Note A). Following this impairment, there is no goodwill associated with these four reporting units of Alcoa Corporation: Aluminum, Cast Products, Rolled Products and Energy.

Other intangible assets, which are included in Other noncurrent assets on the accompanying Combined Balance Sheet, were as follows:

December 31, 2015	Gross carrying amount	Accumulated amortization
Computer software	$176	$(158)
Patents and licenses	25	(5)
Other intangibles	25	(10)

Total other intangible assets	$226	$(173)

December 31, 2014	Gross carrying amount	Accumulated amortization
Computer software	$186	$(156)
Patents and licenses	25	(5)
Other intangibles	30	(10)

Total other intangible assets	$241	$(171)

Computer software consists primarily of software costs associated with an enterprise business solution (EBS) within Alcoa Corporation to drive common systems among all businesses.

Amortization expense related to the intangible assets in the tables above for the years ended December 31, 2015, 2014, and 2013 was $10, $13, and $15, respectively, and is expected to be in the range of $10 to $15 annually from 2016 to 2020.